[SENTINEL LETTERHEAD]

[Date]

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attention:  Division of Investment Management

Re:	Sentinel Small Company Fund,
a series of Sentinel Group Funds, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Sentinel Small Company Fund (the “Small Company Fund”), a series of Sentinel Group Funds, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Corporation’s Registration Statement on Form N-14 (the “Registration Statement”), containing the information statement of Sentinel Mid Cap  Fund (the “Mid Cap Fund”), a series of the Corporation, and the prospectus of the Small Company Fund.

The Registration Statement is being filed in connection with a proposed reorganization transaction consisting of the acquisition by the Small Company Fund of substantially all of the assets and the assumption of substantially all the liabilities of the Mid Cap Fund in exchange for the issuance to the Mid Cap Fund of full and fractional newly-issued shares of common stock of the Small Company Fund.  In the course of the reorganization, the Mid Cap Fund will distribute the shares of the Small Company Fund received by it to its shareholders.  These transactions are collectively referred to herein as the “Reorganization.”  After completion of the Reorganization, the Board of Directors of the Corporation will take such action as may be necessary to terminate the Mid Cap Fund as a series of the Corporation under Maryland law.  The Reorganization does not require shareholder approval.  The Reorganization is expected to take effect on or about March 30, 2016, or as soon as possible thereafter.  It is expected that the Combined Prospectus/Information Statement will be transmitted to shareholders of record of the Mid Cap Fund as of February 15, 2016 on or about February 26, 2016.  It is anticipated that the Registration Statement will automatically become effective on February 22, 2016 pursuant to Rule 488 under the Securities Act.

Please direct any communications relating to this filing to the undersigned at (802) 229-7410 or to Carol J. Whitesides of Sidley Austin LLP at (212) 839-7316.

Very truly yours,

/s/ Lisa F. Muller
Secretary